LEASE - Additional information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Lease
Operating lease costs	$ 398,298	$ 320,566	$ 118,262
Short-term lease costs	138,254	5,125	180,507
Operating lease costs capitalized	$ 0	$ 0	$ 0
Weighted average remaining lease term	3 years	10 months 24 days	10 months 24 days
Weighted average discount rate (in percentage)	6.05%	6.05%	6.05%
Minimum
Lease
Lease, term of contract	1 year
Lease, renewal term	1 month
Maximum
Lease
Lease, term of contract	5 years 6 months
Lease, renewal term	3 months